UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1735

FPA New Income, Inc.

(Exact name of registrant as specified in charter)

11601 Wilshire Blvd.,

Ste. 1200, Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

J. Richard Atwood, President

FPA New Income, Inc.

11601 Wilshire Blvd., Ste. 1200,

Los Angeles, CA 90025

(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-473-0225

Date of fiscal year end: 9/30

Date of reporting period: 7/1/14 to 6/30/15

Item 1. Proxy Voting Record.

There is no proxy voting activity for FPA New Income, Inc. (the “Fund”), as the Fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President

Date:	August 26, 2015